PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity securities	61.00%	63.00%
Debt	39.00%	37.00%
Total	100.00%	100.00%